Research and Development and Energy Efficiency	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Research and Development and Energy Efficiency
22. Research and Development and Energy Efficiency

	Disbursed and not completed	Balance to be collected	Balance to disburse	Balance as of December 31, 2025	Balance as of December 31, 2024
Research and Development – R&D
FNDCT	—	8,571	—	8,571	7,217
MME	—	4,285	—	4,285	3,608
R&D	57,935	1,695	45,061	104,691	109,233
	57,935	14,551	45,061	117,547	120,058
Energy efficiency program – EEP
Procel	—	19,560	—	19,560	4,322
EEP	149,125	5,124	119,744	273,993	296,063
	149,125	24,684	119,744	293,553	300,385
	207,060	39,235	164,805	411,100	420,443
Current				99,244	179,149
Noncurrent				311,856	241,294
National Fund for Scientific and Technological Development – FNDCT
National Program of Electricity Conservation – Procel
In accordance with Law No. 9,991/2000 and supplementary regulations, concession operators and licensees of electric power generation and transmission are required to allocate annually the percentage of 1% of their net operating regulatory revenue to research and development of the electricity sector activities, and the electric power distribution concession operators must segregate this same percentage into the research and development and energy efficiency programs of the electricity sector.
22.1. Changes in R&D and EEP balances

	FNDCT	MME	R&D	Procel	EEP	Total
Balance as of January 1, 2024	5,781	2,891	201,871	23,613	319,518	553,674
Additions	41,949	20,973	41,960	13,947	55,787	174,616
Performance agreement	—	—	—	—	7,059	7,059
Interest rate (Note 30)	—	—	4,452	1,495	16,103	22,050
Transfers to assets	—	—	—	(4,066)	4,066	—
Payments	(40,513)	(20,256)	(11,252)	(30,667)	(49,116)	(151,804)
Concluded projects	—	—	(127,798)	—	(57,354)	(185,152)
Balance as of December 31, 2024	7,217	3,608	109,233	4,322	296,063	420,443
Effect of business combination (a)	216	108	4,609	—	—	4,933
Additions	46,759	23,379	46,356	15,371	61,488	193,353
Performance agreement	—	—	—	—	10,948	10,948
Interest rate (Note 30)	—	—	5,343	(133)	18,860	24,070
Transfers to assets	—	—	(10,036)	—	—	(10,036)
Payments	(45,621)	(22,810)	(12,483)	—	(36,104)	(117,018)
Concluded projects	—	—	(38,331)	—	(77,262)	(115,593)
Balance as of December 31, 2025	8,571	4,285	104,691	19,560	273,993	411,100
(a) Balances acquired in the business combination described in Note 1.2.